Segment Data and Related Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Segment Reporting Information [Line Items]
Schedule of selected financial information relating to the Business' reportable segments

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Product revenues, net
Mafco Worldwide	$25.8	$28.8
Merisant	40.2	41.5
Total Product revenues, net	$66.0	$70.3
Income (loss) before income taxes
Mafco Worldwide	$(23.9)	$6.2
Meriant	(7.7)	5.6
Total Income before income taxes	$(31.6)	$11.8

	2019	2018	2017
Product revenues, net
Mafco Worldwide	$106.3	$117.2	$119.9
Merisant	165.9	173.8	168.1
Total Product revenues, net	272.2	291.0	288.0
Income (loss) before income taxes
Mafco Worldwide	19.5	19.8	22.4
Merisant	8.9	6.4	(7.5)
Total Income before income taxes	28.4	26.2	14.9
Depreciation expense
Mafco Worldwide	1.6	1.7	1.3
Merisant	1.4	1.9	2.1
Total Depreciation expense	3.0	3.6	3.4
Property, plant and equipment, net
Mafco Worldwide	15.2	13.9	13.4
Merisant	5.2	5.8	7.2
Total Property, plant and equipment, net	20.4	19.7	20.6
Capital Expenditures
Mafco Worldwide	3.1	2.5	1.6
Merisant	1.0	1.6	1.5
Total Capital expenditures	4.1	4.1	3.1